Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000027306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000027306 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027306 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027306 [Member] | Hon Hai Precision Industry Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027306 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027306 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027306 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027306 [Member] | SK hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | Delta Electronics Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027306 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027306 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000027306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000027306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027306 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	26.70%
C000027306 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	21.90%
C000027306 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.60%
C000027306 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027306 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	31.00%
C000027306 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027306 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000027306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000027305 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027305 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027305 [Member] | Hon Hai Precision Industry Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027305 [Member] | Contemporary Amperex Technology Co Ltd Class A China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027305 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027305 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027305 [Member] | SK hynix Inc South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | Delta Electronics Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027305 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027305 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000027305 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027305 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000027305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000027305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027305 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027305 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	26.70%
C000027305 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	21.90%
C000027305 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.60%
C000027305 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027305 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	31.00%
C000027305 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027305 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000027305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000027310 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027310 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027310 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027310 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027310 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027310 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027310 [Member] | FNMA 4 000 06 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027310 [Member] | FNMA 5 500 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027310 [Member] | US Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027310 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027310 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000027310 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000027310 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000027310 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000027310 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027310 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027310 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000027310 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027310 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000027310 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027310 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027310 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000027310 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
C000125498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000125498 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125498 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125498 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125498 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125498 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125498 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | U S Treasury Bonds 3 625 02 15 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125498 [Member] | FNMA 4 000 06 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125498 [Member] | FNMA 5 500 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125498 [Member] | US Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125498 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000125498 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125498 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000125498 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000125498 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000125498 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125498 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125498 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000125498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125498 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000125498 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125498 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125498 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000125498 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%